Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
The table below is provided in accordance with Item 402(v) of Regulation S-K. We are providing the following information about the relationship between executive compensation actually paid to our CEO and our other Named Executive Officers and certain financial performance of the Company for each of the fiscal years ended December 31, 2025, 2024 and 2023:

Fiscal Year	Summary Compensation Table Total for CEO – M. Golden (b1) (1)	Summary Compensation Table Total For CEO – B. Goldstein (b2) (2)	Compensation Actually Paid to CEO – M. Golden (c1) (3)	Compensation Actually Paid to CEO – B. Goldstein (c2) (3)	Average Summary Compensation Table for Non-CEO NEOs(4)	Average Compensation Actually Paid to Non-CEO NEOs(5)	Value of Initial Fixed $100 Investment Based On Total Stockholder Return(6)	Net Income (Loss)(7)
2025	$1,871,100	-	$1,935,100	-	$942,205	$1,004,415	$112.75	$40,767,128

2024	$1,158,658	-	$2,808,586	-	$669,587	$802,556	$755.72	$18,358,436

2023	$661,710	$472,200	$766,188	$615,791	$355,338	$359,090	$150.00	$(6,168,346)
_________

Named Executive Officers, Footnote
The dollar amount reported is the amount of total compensation reported in the “Total” column of our Summary Compensation Table for Meryl S. Golden for 2023, 2024 and 2025. Ms. Golden became CEO on October 1, 2023.
	The dollar amounts reported are the amounts of total compensation reported in the “Total” column of our Summary Compensation Table previously reported for Barry B. Goldstein for 2023. Mr. Goldstein served as CEO through September 30, 2023.
Adjustment To PEO Compensation, Footnote	The dollar amounts disclosed in Columns (c1) and (c2) represent the amount of “compensation actually paid,” as computed in accordance with SEC rules for Ms. Golden and Mr. Goldstein. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. In accordance with SEC rules, the following adjustments were made to total compensation to determine the compensation actually paid:Golden

Fiscal Year	Reported Summary Compensation Table Total for CEO	Less: Reported Value of Equity Awards(a)	Plus: Equity Award Adjustments(b)	Equals: Compensation Actually Paid to CEO
2025	$1,871,100	$607,600	$671,600	$1,935,100

2024	$1,158,658	$136,500	$1,786,428	$2,808,586

2023	$661,710	$136,500	$240,978	$766,188

Goldstein

Fiscal Year	Reported Summary Compensation Table Total for CEO	Less: Reported Value of Equity Awards(a)	Plus: Equity Award Adjustments(b)	Equals: Compensation Actually Paid to CEO
2025	-	-	-	-

2024	-	-	-	-

2023	$472,200	$-	$143,591	$615,791
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in our Summary Compensation Table for the applicable year.The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; and (iii) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value. There were no awards vested in the year they were granted. The amounts deducted or added in calculating the equity award adjustments are as follows:
Golden

Fair Value of Equity Awards for CEO	2025	2024	2023
As of year-end for unvested awards granted during the year	$673,200	$973,451	$215,366
Year-over-year increase of unvested awards granted in prior years	$-	$130,600	$24,024
(Decrease) increase from prior fiscal year-end for awards granted in prior years that vested during the year	$(1,600)	$682,376	$1,588
Total Equity Award Adjustments	$671,600	$1,786,428	$240,978

Goldstein

Fair Value of Equity Awards for CEO	2025	2024	2023
As of year-end for unvested awards granted during the year	$-	$-	$-0-
Year-over-year increase (decrease) of unvested awards granted in prior years	$-	$-	$143,591
Increase (decrease) from prior fiscal year-end for awards granted in prior years that vested during the year	$-	$-	$-0-
Total Equity Award Adjustments	$-	$-	$143,591

Non-PEO NEO Average Total Compensation Amount	$ 942,205	$ 669,587	$ 355,338
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,004,415	802,556	359,090
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported represent the average of the amounts reported for our NEOs as a group (excluding our CEO) in the “Total” column of our Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding our CEO) included for purposes of calculating the average amounts for each applicable year are Ms. Chen for 2023, Ms. Chen and Jennifer Gravelle for 2024, and Ms. Chen and Mr. Patten for 2025.The dollar amounts reported represent the average amount of “compensation actually paid” to the NEOs as a group (excluding our CEO), as computed in accordance with SEC rules. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding our CEO) during the applicable year. In accordance with the SEC rules, the following adjustments were made to average total compensation for the NEOs as a group (excluding our CEO) for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

Fiscal Year	Average Reported Summary Compensation Table Total for Non-CEO NEOs	Less: Average Reported Value of Equity Awards	Plus: Average Equity Award Adjustments(a)	Equals: Average Compensation Actually Paid to Non-CEO NEOs
2025	$942,205	$472,173	$534,383	$1,004,415

2024	$669,587	$149,794	$282,763	$802,556

2023	$355,338	$-	$3,752	$359,090
The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Average Fair Value of Equity Awards for Non-CEO NEOs	2025	2024	2023
As of year-end for unvested awards granted during the year	$519,256	$149,789	$-0-
Year-over-year increase of unvested awards granted in prior years	$11,956	$126,551	$1,552
Increase from prior fiscal year-end for awards granted in prior years that vested during the year	$3,171	$6,423	$2,200
Total Average Equity Award Adjustments	$534,383	$282,763	$3,752

Total Shareholder Return Amount	$ 112.75	755.72	150.00
Net Income (Loss)	$ 40,767,128	18,358,436	6,168,346
Additional 402(v) Disclosure	The amounts shown in the table represent the Company’s Total Stockholder Return (“TSR”) on an assumed investment of $100 in our common stock over the indicated measurement period. Cumulative TSR is calculated by dividing (i) the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between our common stock price at the end and the beginning of the measurement period by (ii) our common stock price at the beginning of the measurement period.The dollar amounts reported represent the amount of net income (loss) attributable to the Company as reflected in our audited financial statements for the applicable year.
M. Golden [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 1,871,100	1,158,658	661,710
PEO Actually Paid Compensation Amount	$ 1,935,100	$ 2,808,586	$ 766,188
PEO Name	Meryl S. Golden	Meryl S. Golden	Meryl S. Golden
B. Goldstein [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 472,200
PEO Actually Paid Compensation Amount			$ 615,791
PEO Name			Barry B. Goldstein
PEO | M. Golden [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (607,600)	$ (136,500)	$ (136,500)
PEO | M. Golden [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	671,600	1,786,428	240,978
PEO | M. Golden [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	673,200	973,451	215,366
PEO | M. Golden [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	130,600	24,024
PEO | M. Golden [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,600	682,376	1,588
PEO | B. Goldstein [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | B. Goldstein [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			143,591
PEO | B. Goldstein [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | B. Goldstein [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			143,591
PEO | B. Goldstein [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(472,173)	(149,794)	0
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	534,383	282,763	3,752
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	519,256	149,789	0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,956	126,551	1,552
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 3,171	$ 6,423	$ 2,200